EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Units Activity
The following table provides the outstanding RSUs as of December 31, 2019 and the changes in the period:

RSUs
Outstanding at December 31, 2018	1,385,255
Granted	1,500,000
Vested	(446,728)
Performance-based RSU adjustment	51,750

Outstanding at December 31, 2019	2,490,277

Schedule of Assumptions Used
The following table summarizes the range of assumptions used in the Black-Scholes model for Options granted in the years ended December 31, 2019 and 2018. There were no Options granted in the year ended December 31, 2017.

	2019	2018
Expected volatility	27.5%	25.0%
Expected term (in years)	4.80	2.75 - 3.94
Risk free interest rate	1.03%	1.99% - 2.09%
Expected dividend yield	0%	0%

Summary of Outstanding Options
The following table provides the outstanding Options as of December 31, 2019 and the changes in the period:

	Options	Weighted- Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	26,475,000	$1.45
Granted (1)	1,300,000	1.65
Forfeited (1)	(250,000)	1.90
Redeemed	(950,000)	1.18

Outstanding at December 31, 2019	26,575,000	1.46	2.5	$15,990

Exercisable at December 31, 2019	25,275,000	$1.45	2.2	$15,675

(1)	Exercise price of the options granted and forfeited are denominated in NZD and were translated into USD at the exchange rate on the grant date of the related options.